Summary of Amortized Cost and Fair Value of Fixed Maturity Securities, By Maturity (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summarizes the amortized cost and fair value of fixed maturity securities
Subtotal, Fair value	$ 34,782	$ 32,249	$ 31,811
Available-for-Sale Securities, Amortized cost	32,683	31,008	28,937
Available-for-sale Securities, Fair value	34,809	32,273	31,831
Fixed maturity securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Due in one year or less, Amortized cost	915	1,081
Due in one year or less, Fair Value	931	1,097
Due after one year through five years, Amortized cost	9,115	8,927
Due after one year through five years, Fair value	9,893	9,685
Due after five years through ten years, Amortized cost	8,177	7,805
Due after five years through ten years, Fair value	8,538	7,667
Due after ten years, Amortized cost	8,063	6,941
Due after ten years, Fair value	8,844	7,154
Subtotal, Amortized cost	26,270	24,754
Subtotal, Fair value	28,206	25,903
Available-for-Sale Securities, Amortized cost	32,677	31,002	28,922
Available-for-sale Securities, Fair value	34,782	32,249	31,811
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	3,690	3,919	4,506
Available-for-sale Securities, Fair value	3,826	4,003	4,667
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	1,426	1,439	1,219
Available-for-sale Securities, Fair value	1,495	1,504	1,337
Fixed maturity securities [Member] | Other asset-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	1,291	890	533
Available-for-sale Securities, Fair value	$ 1,255	$ 839	$ 491